Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum lease commitments under non-cancelable operating leases
2018	$2,523
2019	1,116
2020	626
2021 and thereafter	553

$4,818